Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000069385
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000013000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000069385
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%	10.18%	8.07%
Without Sales Load [Member] | C000012993
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.73%)	3.98%	(0.33%)
Without Sales Load [Member] | C000012994
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%	3.63%	9.27%
Without Sales Load [Member] | C000013000
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%	0.40%	0.71%
Without Sales Load [Member] | C000012998
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	1.31%	1.07%
Without Sales Load [Member] | C000012995
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%	(3.30%)	0.02%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg Barclays Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	23.95%	14.13%	12.79%
S&P Global Luxury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Luxury Index
Average Annual Return, Percent	(1.10%)	8.25%	8.35%
S&P Global Natural Resources Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (Net Total Return)
Average Annual Return, Percent	(8.86%)	5.13%	4.63%
FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	8.97%	3.64%	8.02%
Bloomberg Barclays 3 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays 3 Year Municipal Bond Index
Average Annual Return, Percent	2.04%	1.07%	1.35%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index
Average Annual Return, Percent	4.88%	2.15%	1.65%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Average Annual Return, Percent	11.09%	5.13%	8.08%